Share Capital	6 Months Ended
Dec. 31, 2022
Share Capital
Share Capital
8.	Share Capital

a)Authorized capital

Unlimited number of common voting shares without nominal or par value

8.	Share Capital – continued
a)	Authorized capital – continued

During the six months ended December 31, 2022, the Company issued a total of 150,000 common shares for the exercise of stock options. The Company received proceeds of $112,500 and reclassified $100,104 from reserve to share capital upon exercise.

b)Warrants

Warrant transactions are summarized as follows:

		Weighted
	Number of	average
	warrants	exercise price
Balance at June 30, 2021	9,813,870	1.13
Issued	336,877	11.09
Exercised	(6,684,892)	1.12
Expired	(3,353)	1.30
Balance at June 30, 2022 and December 31, 2022	3,462,502	2.16

The weighted average contractual life of the warrants outstanding is 1.39 years. As at December 31, 2022,  3,125,625 warrants with an exercise price of $1.20 with an expiry on June 10, 2024 and 336,877 warrants with an exercise price of $11.09 with an expiry on November 30, 2023 remain outstanding.

c)Options

The Company has a stock option plan in place under which it is authorized to grant options to officers, directors, employees, consultants and management company employees enabling them to cumulatively acquire up to 10% of the issued and outstanding common stock of the Company.  Under the plan, the exercise price of each option shall not be less than the price permitted by any stock exchange.  The options can be granted for a maximum term of 10 years.

During the six months ended December 31, 2022, the Company did not grant any options.

Stock option transactions are summarized as follows:

	Number of	Weighted average
	options	exercise price
Balance at June 30, 2021	13,750,784	$1.29
Options exercised	(4,410,784)	1.00
Options granted	1,170,000	7.35
Options expired	(340,000)	0.96
Balance at June 30, 2022	10,170,000	$2.11
Options exercised	(150,000)	0.75
Balance at December 31, 2022	10,020,000	$2.13

8.	Share Capital – continued
c)	Options – continued

The following table summarizes stock options outstanding and exercisable at December 31, 2022:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Exercise	Number	Remaining	Exercise		Exercise
Price	of	Contractual Life	Price	Number	Price
$	Shares	(years)	$	Exercisable	$
0.75	450,000	0.34	0.75	450,000	0.75
0.76	4,450,000	0.19	0.76	4,450,000	0.76
1.40	1,900,000	0.68	1.40	1,900,000	1.40
2.10	450,000	0.14	2.10	450,000	2.10
3.39	1,200,000	3.05	3.39	1,200,000	3.39
3.43	400,000	1.28	3.43	400,000	3.43
6.08	200,000	3.55	6.08	200,000	6.08
6.31	200,000	4.18	6.31	150,000	6.31
7.55	500,000	2.12	7.55	500,000	7.55
8.25	170,000	4.21	8.25	170,000	8.25
9.40	100,000	4.28	9.40	75,000	9.40
	10,020,000	1.02	2.13	9,945,000	2.09